Stockholders' Equity - Additional Information (Detail)											1 Months Ended		3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 18, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 19, 2023 USD ($) $ / shares	Jun. 01, 2023 USD ($) shares	Aug. 19, 2022 USD ($) $ / shares	Aug. 02, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) shares	Apr. 14, 2022 USD ($) $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Aug. 19, 2021	Aug. 31, 2020 $ / shares shares	Sep. 30, 2014 $ / shares shares	Mar. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 29, 2023 shares	Jun. 20, 2022 $ / shares
Class Of Stock [Line Items]
Stock issued during period shares new issues						662,000
Preferred stock, par value | $ / shares													$ 0.001			$ 0.001		$ 0.001			$ 0.001		$ 0.001
Common stock shares authorized													75,000,000			75,000,000		75,000,000			75,000,000		5,500,000
Underwritten public offering, description								the Company closed on the sale of 324 shares of its common stock, par value $0.001 per share, and common warrants to purchase an aggregate of 324 shares of common stock (“2022 April Investor Warrants”) in the Company’s registered direct offering (the “April Offering”). Each share of common stock was sold together with a 2022 April Investor Warrant to purchase one share of common stock at a combined effectiveprice of $26.50 per share of common stock and accompanying 2022 April Investor Warrant. The 2022 April Investor Warrants have been valued at $3,898 and have been treated as equity. They have been valued using a Black-Scholes valuation with a risk-free rate of 0.54%, a contractual term of 5 years, a volatility of 109.4%, and a dividend rate of 0%.	the Company closed on the sale of (i) 144 shares of its common stock, par value $0.001 per share, (ii) pre-funded warrants (“PFW”) to purchase an aggregate of 96 shares of common stock and (iii) common warrants to purchase an aggregate of 240 shares of common stock (“2022 Investor Warrants”) in the Company’s registered direct offering (the “September Offering”). Each share of common stock, or PFW as applicable, was sold together with a 2022 Investor Warrant to purchase one share of common stock at a combined effective price of $62.50 per share of common stock and accompanying 2022 Investor Warrant. The 2022 Investor Warrants have been valued at $7,023 and have been treated as equity. They have been valued using a Black-Scholes valuation with a risk-free rate of 0.55%, a contractual term of 3.5 years, a volatility of 116.7%, and a dividend rate of 0%.
Net proceeds | $						$ 2,008,000
Warrants exercise price | $ / shares								$ 0.001
Common stock, shares issued													55,305,000			55,305,000		55,305,000			1,692,000		1,311,000
Warrants exercised for cash | $																							$ 74,000
Common stock shares issued for services																					16
Value of common stock shares for services | $																					$ 110,000
Issuance of restricted stock units																		89,000			78,000		79,000
Stock option exercise price | $ / shares																		$ 32.92			$ 51.71
Weighted average contractual term																		8 years 9 months 3 days	9 years 10 days		8 years 9 months 29 days		9 years 2 months 8 days
Total expense for restricted stock units issuance | $																		$ 136,000	$ 164,000
Share issuance costs | $																					$ 43,000
Stock-based compensation expense | $													$ 156,000		$ 290,000			$ 481,000	1,244,000		$ 1,490,000		$ 2,248,000
Preferred stock, shares authorized													5,000,000			5,000,000		5,000,000			5,000,000		5,000,000
Purchase Agreement [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares						$ 10.12
Stock issued during period shares new issues						33,000
Net proceeds | $																		$ 1,860,000			$ 1,903,000
Common stock, shares issued													229,000			229,000		229,000			229
Maximum committed purchase obligation | $						$ 2,000,000
Aggregate number of shares sell						262,000
Percentage of aggregate number of shares sell						19.99%												20.00%
Maximum [Member] | Purchase Agreement [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $						$ 20,000,000
2017 Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares issued													440,000			440,000		440,000			440
Percentage of fully diluted shares of common stock																		8.00%			8.00%
Two Thousand And Seventeen Omnibus Incentive Plan
Class Of Stock [Line Items]
Stock option vesting description																		All of the options to purchase shares of common stock granted have a 10-year term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.			vest in 12 equal monthly installments beginning on August 1, 2022, while 64 stock options granted have an exercise price of $8.785 per share and vest as to 25% on August 1, 2023, with the remaining portion vesting in equal monthly installments over a period of 36 months commencing on September 1, 2023. All of the options to purchase shares of common stock granted have a 10-year term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.
Stock option term																		10 years			10 years
Two Thousand And Seventeen Omnibus Incentive Plan | Exercise Price of 12.75 [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																					70,000
Stock options exercise price | $ / shares																					$ 12.75
Two Thousand And Seventeen Omnibus Incentive Plan | Exercise Price of 8.785 [Member]
Class Of Stock [Line Items]
Stock option exercise price | $ / shares																					$ 8.785
Stock options [Member]
Class Of Stock [Line Items]
Risk-free interest rate																		4.24%			2.67%		1.18%
Expected term																		6 years 29 days			6 years 1 month 6 days		6 years
Volatility rate																		91.40%			91.40%		91.70%
Issuance of restricted stock units																	89,000	89,000			78,000		79,000
Stock options exercise price | $ / shares													$ 4.655			$ 4.655		$ 4.655
Aggregate intrinsic value of stock options outstanding | $																					$ 0		$ 0
Aggregate intrinsic value of stock options exercisable | $													$ 0		$ 0	$ 0		$ 0	0		0		0
Unrecognized compensation expense | $													447,000			447,000		$ 447,000			$ 812,000
Unrecognized compensation expense, term																		2 years 2 months 12 days			2 years 6 months 18 days
Aggregate intrinsic value of unvested stock options | $																		$ 0	0		$ 0		0
Stock options [Member] | Tranche One [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																		26,000
Stock option commencing date, description																		The 26 options granted to non-employee directors vest pro rata monthly over 12 months commencing on March 31, 2024.
Stock options [Member] | Tranche Two [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																		63,000
Vesting rights, percentage																		25.00%
Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues																		4,000
Issuance of restricted stock units																		0			78,000
Total expense for restricted stock units issuance | $				$ 186,000			$ 155,000
Vesting period				1 year			4 years
Vested number																					0
Amount recognized related to RSU | $																					$ 90,000		$ 0
Stock-based compensation expense | $																		$ 136,000	54,000
Regular Purchase [Member] | Purchase Agreement [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues						10,000
Common stock
Class Of Stock [Line Items]
Common stock shares authorized																					75,000,000			5,500,000
Issued warrants to underwriters								324
Warrants exercise price | $ / shares									$ 0.001
Pre-Funded Warrants
Class Of Stock [Line Items]
Issued warrants to underwriters									96
Warrants exercise price | $ / shares																									$ 0.05
Number																							96
Warrants exercised for cash | $																							$ 4,800
2022 Investor Warrant [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares									$ 62.5
Issued warrants to underwriters									240
Value of outstanding warrants | $									$ 7,023,000
Risk-free interest rate									0.55%
Expected term									3 years 6 months
Volatility rate									116.70%
Dividend rate									0.00%
Warrants exercise price | $ / shares									$ 62.5
Other Underwriting Expense | $									$ 13,634,000
Expiry date									Mar. 28, 2025
2022 April Investor Warrant [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares								$ 26.5
Issued warrants to underwriters								324
Value of outstanding warrants | $								$ 3,898,000
Risk-free interest rate								0.54%
Expected term								5 years
Volatility rate								109.40%
Dividend rate								0.00%
Warrants exercise price | $ / shares								$ 20.5
Other Underwriting Expense | $								$ 7,900,000
Expiry date								Apr. 14, 2027
Executive Officers and Directors | Two Thousand And Seventeen Omnibus Incentive Plan | Exercise Price of 12.75 [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																					6,000
Executive Officers and Directors | 2017 Omnibus Incentive Plan [Member] | Exercise Price of 8.785 [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																					64,000
Officers [Member] | Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues				60,000			18,000
Stock option commencing date, description				Subject to providing continuous service to the Company, the RSUs all fully vest on June 1, 2024.			Subject to providing continuous service to the Company, the RSUs vest in four equal annual installments commencing August 1, 2023
Series C Preferred Stock
Class Of Stock [Line Items]
Dividends, Preferred Stock | $			$ 49,000		$ 43,000
Sale of Stock, Price Per Share | $ / shares			$ 3.53		$ 8.34
Preferred stock | $			$ 173,000		$ 362,000								9,973,000			9,973,000		9,973,000			$ 10,366,000		12,275,000
Liquidation value | $													$ 9,973,000			$ 9,973,000		$ 9,973,000			$ 10,366,000		$ 12,275,000
Preferred Stock, shares issued													14,000			14,000		14,000			14,000		17,000
Number													13,668,000			13,668,000		13,668,000			14,208,000
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 58			$ 58		$ 58			$ 58
Number													10,925,000			10,925,000		10,925,000			11,415,000
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 60.7			$ 60.7		$ 60.7			$ 60.7
Number													898,000			898,000		898,000			898,000
Preferred Stock Series A
Class Of Stock [Line Items]
Preferred stock | $													$ 279,000			$ 279,000		$ 279,000			$ 279,000		$ 279,000
Preferred stock, rate of dividend												3.00%
Liquidation value | $													$ 279,000			$ 279,000		$ 279,000			$ 279,000		$ 279,000
Preferred Stock, shares issued													279,000			279,000		279,000			279,000		279,000
Change in preferred stock | $																		$ 0	$ 0		$ 0		$ 0
Preferred Stock Series A | Exchange Agreement [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend												3.00%
Preferred Stock, shares issued												279,000
Preferred stock, par value | $ / shares												$ 1
Series C-3 Preferred Shares
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 57.5			$ 57.5		$ 57.5			$ 57.5
Number													1,845,000			1,845,000		1,845,000			1,895,000
Private Placement [Member] | Series C Preferred Stock Warrants [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services																		2,504,000			2,504,000
Shares issued, price per share | $ / shares													$ 1,000			$ 1,000		$ 1,000			$ 1,000
Registered direct financing [Member] | Pre-Funded Warrants
Class Of Stock [Line Items]
Warrants exercise price | $ / shares									$ 0.05
Registered direct financing [Member] | 2022 April Investor Warrant [Member]
Class Of Stock [Line Items]
Risk-free interest rate								0.54%
Expected term								4 years 6 months
Volatility rate								112.30%
Dividend rate								0.00%
Warrants exercise price | $ / shares								$ 33.13
Non cash issue of common stock								350
Number								32
Underwriter warrants commencing date								Oct. 14, 2026
Registered direct financing [Member] | 2022 Agent Warrants [Member]
Class Of Stock [Line Items]
Risk-free interest rate									0.55%
Expected term									3 years 6 months
Volatility rate									116.70%
Dividend rate									0.00%
Warrants exercise price | $ / shares									$ 78.13
Non cash issue of common stock									333
Expiry date									Sep. 28, 2021
Number									12
Underwriter warrants commencing date									Mar. 28, 2025
ATM Facility [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares													$ 0.21			$ 0.21		$ 0.21
Stock issued during period shares new issues													45,138,000	8,013,000
Amount of purchase common stock issued | $													$ 7,892,000	$ 2,579,000
Aggregate number of shares sell																53,151,000		53,151,000
Share issuance costs | $																$ 435,000
Sales agreement aggregate offering price | $	$ 10,900,000	$ 2,850,000
Net proceeds | $																$ 10,471,000		$ 10,471,000
ATM Facility [Member] | Sales Agreement [Member]
Class Of Stock [Line Items]
Selling commission rate per shares sold percentage		3.00%
ATM Facility [Member] | Common stock
Class Of Stock [Line Items]
Amount of purchase common stock issued | $													$ 45,000	8,000
ATM Facility [Member] | 2022 April Investor Warrant [Member]
Class Of Stock [Line Items]
Expiry date								Oct. 14, 2022
Lincoln Park [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares													$ 0.23			$ 0.23		$ 0.23
Aggregate number of shares sell																		400,000
Net proceeds | $																		$ 105,000
Merger Agreement [Member] | Series C Preferred Stock | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage										10.00%
Merger Agreement [Member] | Series C Preferred Stock | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage					15.00%
Merger Agreement [Member] | Series C Preferred Stock | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage			20.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock
Class Of Stock [Line Items]
Shares issued of common stock for services											25,028,000
Shares issued, price per share | $ / shares											$ 1,000
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																		10.00%			10.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																		15.00%			15.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																		20.00%			20.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																		25.00%			25.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Preferred stock | $													$ 8,056	8,056		$ 8,056	$ 8,056	$ 8,056		$ 8,056		$ 8,062
Stock issued during period shares new issues																						16,601,000
Value of outstanding warrants | $													$ 45,186,000	$ 45,186,000		$ 45,186,000	$ 45,186,000	$ 45,186,000		$ 45,186,000
Expected term													4 years 10 months 24 days							4 years 10 months 24 days		4 years 10 months 24 days
Dividend rate													0.00%							0.00%		0.00%
Issuance of restricted stock units													4,638,471							1,711,350		1,440,000
Stock options exercise price | $ / shares													$ 0.53	$ 0.52		$ 0.53	$ 0.52	$ 0.53		$ 0.52
Stock option exercise price | $ / shares													$ 0.5
Number of voting rights for each common stock held | Vote													1	1		1	1	1		1
Common stock, voting rights													Holders of common stock are entitled to one vote for each share of common stock.							Holders of common stock are entitled to one vote for each share of common stock.
Preferred stock, shares authorized													150,000,000	150,000,000		150,000,000	150,000,000	150,000,000		150,000,000
Maximum debt issuance during the period | $													$ 250,000							$ 250,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Service
Class Of Stock [Line Items]
Value of outstanding warrants | $													8,579,000	$ 8,579,000		$ 8,579,000	$ 8,579,000	$ 8,579,000		$ 8,579,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																				$ 0.066
Preferred stock, amount of preferred dividends in arrears | $													$ 4,221,000							$ 3,594,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock | First Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares													$ 0.066							$ 0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock | After Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares													0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Preferred Stock Series A
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares													0.0208							0.0208
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A-1 preferred stock
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares													$ 0.0264							$ 0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A And A-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, amount of preferred dividends in arrears | $													$ 5,889,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A And A-1 Preferred Stock | After Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, amount of preferred dividends in arrears | $																				$ 5,570,000